Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of Detailed Information About Income Tax [Line Items]
Effective applicable income tax rate	26.50%	26.50%	26.50%
IRELAND
Disclosure of Detailed Information About Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 8,816	$ 8,883